Stockholders' Equity - Additional Information (Details) - USD ($)								3 Months Ended				6 Months Ended		12 Months Ended		28 Months Ended
	Mar. 29, 2019	Jan. 01, 2019	Oct. 22, 2018	Apr. 19, 2018	Feb. 06, 2018	Sep. 13, 2016	Sep. 13, 2016	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2018	Jan. 17, 2018	Jan. 16, 2018	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, shares authorized								50,000,000				50,000,000		50,000,000	50,000,000	50,000,000	50,000,000	200,000,000
Common stock, shares issued								17,645,720				17,645,720		8,645,720	2,265,320	8,645,720
Common stock, shares outstanding								17,645,720				17,645,720		8,645,720	2,265,320	8,645,720
Preferred stock, shares authorized								10,000,000				10,000,000		10,000,000	10,000,000	10,000,000
Preferred stock, shares issued								0				0		0	0	0
Preferred stock, shares outstanding								0				0		0	0	0
Proceeds from issuance of common stock, net of issuance costs												$ 4,782,509	$ 192,320	$ 597,743	$ 3,808,836
Net proceeds from sale of common stock and warrants												0	$ 10,728,131	13,530,401	$ 8,754,882
Stock-based compensation, tax benefit from compensation expense												$ 0		$ 0
Stock options, granted								0				0		95,800	58,324
Stock options, granted, weighted average exercise price														$ 3.84	$ 17.58
Stock options, forfeited								720				720		18,812	24,538
Stock options, outstanding								210,834				210,834		211,559	139,395	211,559			119,106
Stock options, expired								0				5		4,824	12,330
Share-based compensation arrangement by share-based payment award, equity instruments other than options, grants in period														0	11,175
Share-based compensation arrangement by share-based payment award, equity instruments other than options, vested in period														5,650	6,025
Share-based compensation arrangement by share-based payment award, equity instruments other than options, forfeited in period														0	0
Share-based compensation arrangement by share-based payment award, equity instruments other than options, non-vested, outstanding														250	5,900	250			750
At The Market Offering [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock issued during period, value, new issues							$ 115			$ 192,320				$ 597,743	$ 3,808,836
Stock issued during period, shares, new issues														318,236	227,216	690,247
February Two Thousand Eighteen Public Offering [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock issued during period, shares, new issues					2,841,152
Shares issued, price per share					$ 3.25
Gross proceeds from sale of common stock and warrants					$ 12,000,000
Net proceeds from sale of common stock and warrants					$ 10,700,000
Sale of stock, description of transaction												Each unit included one share of common stock and one common warrant to purchase 0.5 share of common stock at an exercise price of $3.25 per share. Each pre-funded unit included one pre-funded warrant to purchase one share of common stock for an exercise price of $0.01 per share, and one common warrant to purchase 0.5 share of common stock at an exercise price of $3.25 per share.		Each unit included one share of common stock and one common warrant to purchase 0.5 share of common stock at an exercise price of $3.25 per share. Each pre-funded unit included one pre-funded warrant to purchase one share of common stock for an exercise price of $0.01 per share, and one common warrant to purchase 0.5 share of common stock at an exercise price of $3.25 per share.
Class of warrant or right, number of securities called by each warrant or right					0.5
Class of warrant or right, exercise price of warrants or rights					$ 3.25
Warrants exercisable period					5 years
February Two Thousand Eighteen Public Offering [Member] | Placement Agent [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Class of warrant or right, exercise price of warrants or rights					$ 4.0625
Warrants exercisable period					5 years
Public Placement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock issued during period, value, new issues									$ 4,782,509	6,731	$ 10,721,400			$ 13,530,401	$ 8,823,242
Stock issued during period, shares, new issues														5,912,307	1,000,000
Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock issued during period, value, new issues														$ 3,182	$ 2,272
Stock issued during period, shares, new issues														318,236	227,216	690,247
Common Stock [Member] | October Two Thousand Eighteen Public Offering [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock issued during period, value, new issues														$ 3,182	$ 2,272
Stock issued during period, shares, new issues			2,220,000											318,236	227,216	690,247
Proceeds from issuance of common stock, net of issuance costs			$ 2,800,000
Gross proceeds from sale of common stock			$ 3,200,000
Shares issued, price per share			$ 1.45
Common Stock [Member] | At The Market Offering [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock issued during period, value, new issues							115			$ 1,040				$ 597,743	$ 3,808,836
Stock issued during period, shares, new issues										104,043				318,236	227,216	690,247
Common Stock [Member] | March Two Thousand Nineteen Public Offering [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock issued during period, shares, new issues	9,000,000
Proceeds from issuance of common stock, net of issuance costs	$ 4,800,000
Gross proceeds from sale of common stock	$ 5,400,000
Shares issued, price per share	$ 0.60
Common Stock [Member] | February Two Thousand Eighteen Public Offering [Member] | Placement Agent [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of common stock warrants to purchase					184,615
Common Stock [Member] | Public Placement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock issued during period, value, new issues									$ 90,000	$ 6,731	$ 30,192			$ 3,182	$ 2,272
Stock issued during period, shares, new issues									9,000,000	673,077	3,019,230			318,236	227,216	690,247
Prefunded Units [Member] | February Two Thousand Eighteen Public Offering [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock issued during period, shares, new issues					851,155
Shares issued, price per share					$ 3.24
Additional Paid In Capital [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock issued during period, value, new issues														$ 594,561	$ 3,806,564
Additional Paid In Capital [Member] | At The Market Offering [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock issued during period, value, new issues							115			$ 191,280				$ 597,743	$ 3,808,836
Stock issued during period, shares, new issues														318,236	227,216	690,247
Additional Paid In Capital [Member] | Public Placement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock issued during period, value, new issues									$ 4,692,509		$ 10,691,208			$ 594,561	$ 3,806,564
Stock issued during period, shares, new issues														5,912,307	1,000,000
Pre Funded Warrant [Member] | February Two Thousand Eighteen Public Offering [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Class of warrant or right, exercise price of warrants or rights					$ 0.01
Warrants exercised				851,155										851,155
Cowen And Company Limited Liability Company [Member] | At The Market Offering [Member] | Sales Agreement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate gross proceeds from issuance of common stock														$ 9,400,000		$ 9,400,000
Stock issued during period, value, new issues						$ 11,500,000	11,500,000
Proceeds from issuance of common stock, net of issuance costs														600,000
Gross proceeds from sale of common stock														$ 600,000
Cowen And Company Limited Liability Company [Member] | Common Stock [Member] | At The Market Offering [Member] | Sales Agreement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock issued during period, shares, new issues														318,236		690,247
Two Thousand Fifteen Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, number of shares authorized								54,200				54,200		54,200		54,200
Share-based compensation arrangement by share-based payment award, description												the number of shares that have been authorized for issuance under the 2015 Plan will be automatically increased on the first day of each fiscal year beginning on January 1, 2016 and ending on (and including) January 1, 2025, in an amount equal to the lesser of (1) 4% of the outstanding shares of common stock on the last day of the immediately preceding fiscal year, or (2) another lesser amount determined by the Company’s Board of Directors.		the number of shares that have been authorized for issuance under the 2015 Plan will be automatically increased on the first day of each fiscal year beginning on January 1, 2016 and ending on (and including) January 1, 2025, in an amount equal to the lesser of (1) 4% of the outstanding shares of common stock on the last day of the immediately preceding fiscal year, or (2) another lesser amount determined by the Company’s Board of Directors.
Share-based compensation arrangement by share-based payment award, number of shares available for grant								84,412				84,412		50,863		50,863
Share-based compensation arrangement by share-based payment award, common stock percentage												4.00%		4.00%
Share-based compensation arrangement by share-based payment award, number of additional shares added		345,828
Restricted Stock Units R S U [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, equity instruments other than options, grants in period												313,000
Share-based compensation arrangement by share-based payment award, equity instruments other than options, vested in period												0
Share-based compensation arrangement by share-based payment award, equity instruments other than options, forfeited in period												0
Share-based compensation arrangement by share-based payment award, equity instruments other than options, non-vested, outstanding								313,250				313,250
Maximum [Member] | Cowen And Company Limited Liability Company [Member] | At The Market Offering [Member] | Sales Agreement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate gross proceeds from issuance of common stock						$ 25,000,000	$ 2,500,000,000,000